Stockholders' deficit, Warrants (Details) - USD ($) $ / shares in Units, $ in Thousands						8 Months Ended	12 Months Ended
		Dec. 19, 2019	Nov. 04, 2019	Sep. 17, 2019	May 06, 2019	Dec. 31, 2019	Dec. 31, 2018
Number of Warrants [Abstract]
Warrants acquired (in shares)					712,823
Issued (in shares)						17,414,030	0
Exercised (in shares)	[1]					(1,144,999)
Warrants outstanding (in shares)						9,533,354	0
Weighted Average Exercise Price [Abstract]
Warrants acquired (in dollars per share)					$ 3.90
Issued (in dollars per share)						$ 3.27
Exercised (in dollars per share)						3.50
Warrants outstanding (in dollars per share)						$ 3.23
Warrants conversion rate (in shares)						1.1
Number of warrants converted (in shares)						1,259,498
Warrants outstanding, intrinsic value						$ 12,200
Exercise Price $5.00 [Member]
Number of Warrants [Abstract]
Issued (in shares)		937,500	11,000
Weighted Average Exercise Price [Abstract]
Warrants, exercisable period						24 months
Warrants, exercise price (in dollars per share)		$ 5.00	$ 5.00
Exercise price $1.82 [Member]
Number of Warrants [Abstract]
Issued (in shares)		6,500,000
Weighted Average Exercise Price [Abstract]
Warrants, exercisable period						24 months
Warrants, exercise price (in dollars per share)		$ 1.82
PIPE Transaction [Member]
Number of Warrants [Abstract]
Issued (in shares)					5,744,991
Weighted Average Exercise Price [Abstract]
Exercised (in dollars per share)					$ 4.25
Broker [Member]
Number of Warrants [Abstract]
Issued (in shares)					220,539
Weighted Average Exercise Price [Abstract]
Exercised (in dollars per share)					$ 3.00
Warrants, exercisable period						24 months
Advisor [Member] | Exercise Price $0.10 [Member]
Number of Warrants [Abstract]
Issued (in shares)				2,500,000
Weighted Average Exercise Price [Abstract]
Exercised (in dollars per share)				$ 0.10
Advisor [Member] | Exercise Price $0.10 [Member] | Tranche One [Member]
Weighted Average Exercise Price [Abstract]
Warrants, exercisable period						12 months
Warrants exercisable (in shares)				1,250,000
Advisor [Member] | Exercise Price $0.10 [Member] | Tranche Two [Member]
Weighted Average Exercise Price [Abstract]
Warrants, exercisable period						18 months
Warrants exercisable (in shares)				1,250,000
Advisor [Member] | Exercise Price $10.00 [Member]
Number of Warrants [Abstract]
Issued (in shares)				1,500,000
Weighted Average Exercise Price [Abstract]
Exercised (in dollars per share)				$ 10.00
Warrants, exercisable period						18 months
Warrants exercisable (in shares)				1,500,000

[1]	Exercised warrants were converted at 1.1 shares per warrant for a total of 1,259,498 shares.